Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share capital		Warrants	Contributed surplus	Accumulated other comprehensive loss	Deficit
Balance at Dec. 31, 2019	$ 26,942	$ 85,364		$ 1,949	$ 8,028	$ (5,751)	$ (62,648)
Net profit (loss) for the year ended	(6,845)						(6,845)
Other comprehensive Income (loss) for the year ended	(746)					(746)
Transactions with owners, recorded directly in equity
Buy-back of common shares under normal course issuer bid (Note 13(b))	(522)	(4,447)					3,925
Transfer on expiry of warrants (Note 13(d))				(1,949)	1,949
Share-based compensation (Note 13(c))	317				317
Total transactions with owners	(205)	(4,447)		$ (1,949)	2,266		3,925
Balance at Dec. 31, 2020	19,146	80,917	[1]		10,294	(6,497)	(65,568)
Net profit (loss) for the year ended	(727)						(727)
Other comprehensive Income (loss) for the year ended	(143)					(143)
Transactions with owners, recorded directly in equity
Share-based compensation (Note 13(c))	135				135
Total transactions with owners	135				135
Balance at Dec. 31, 2021	18,411	80,917			10,429	(6,640)	(66,295)
Net profit (loss) for the year ended	1,365						1,365
Other comprehensive Income (loss) for the year ended	1,182					1,182
Transactions with owners, recorded directly in equity
Share-based compensation (Note 13(c))	47				47
Total transactions with owners	47				47
Balance at Dec. 31, 2022	$ 21,005	$ 80,917			$ 10,476	$ (5,458)	$ (64,930)

[1]	During the year ended December 31, 2020, the Company repurchased and cancelled 552,700 for a total value of $4,447 under a normal course issuer bid. The Company did not repurchase and cancel any shares during 2022 or 2021.